File Nos. 333-138322

811-21974

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10

HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

(217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On July 15, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2012 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Note of Explanation

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Registrant”) Incorporates by reference the Prospectus, Statement of Additional Information and Part C that are contained in the Registrant’s Post-Effective Amendment No. 9, which was filed with the Securities and Exchange Commission on May 2, 2012. The sole purpose of this Post-Effective Amendment, which is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, is to extend the effective date of Post-Effective Amendment No. 9 to July 15, 2012.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Springfield and State of Illinois, on this 28th day of June, 2012.

BY: HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP

ANNUITY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ PETER H. HECKMAN
	Ann M. Caparros		Peter H. Heckman,
	Corporate Secretary of the Depositor		President and Chief Executive Officer of the
Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Peter H. Heckman Peter H. Heckman	Director, President and Chief Executive Officer	June 28, 2012

/s/ Dwayne D. Hallman Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	June 28, 2012

SIGNATURE	TITLE	DATE

/s/ Ann M. Caparros Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	June 28, 2012

/s/ Matthew P. Sharpe Matthew P. Sharpe	Director and Executive Vice President	June 28, 2012